Note 1 - Summary of Significant Accounting Policies - Transactions With Affiliates (Details) - Affiliated Entity [Member] - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Regulated Operation [Member] | Spire Marketing [Member] | Spire Missouri [Member]
Natural gas purchases from Spire Marketing	$ 86.3	$ 92.5	$ 56.9
Natural gas sales to Spire Marketing	0.0	1.1	0.1
Regulated Operation [Member] | Spire Marketing [Member] | Spire Alabama Inc [Member]
Natural gas purchases from Spire Marketing	3.2	10.4	6.3
Natural gas sales to Spire Marketing	0.5	0.1	0.3
Unregulated Operation [Member] | Spire S T L Pipeline L L C [Member] | Spire Missouri [Member]
Transportation services expense	32.0	32.0	27.9
Unregulated Operation [Member] | Spire S T L Pipeline L L C [Member] | Spire Alabama Inc [Member]
Transportation services expense	0.0	0.0	0.0
Unregulated Operation [Member] | Spire N G L Inc [Member] | Spire Missouri [Member]
Transportation services expense	0.0	0.5	1.0
Unregulated Operation [Member] | Spire N G L Inc [Member] | Spire Alabama Inc [Member]
Transportation services expense	$ 0.0	$ 0.0	$ 0.0